Schedule of Investments (unaudited)	iShares® 3-7 Year Treasury Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
0.50%, 04/30/27	$46,480	$40,762,948
0.50%, 05/31/27	3,499	3,059,039
0.50%, 08/31/27	76,002	65,872,532
0.50%, 10/31/27	284,658	245,239,281
0.63%, 03/31/27	37,186	32,845,697
0.63%, 12/31/27	199,059	171,439,736
0.63%, 05/15/30	98,664	78,055,932
0.63%, 08/15/30	188,270	147,674,281
0.75%, 01/31/28	153,699	132,703,131
1.00%, 07/31/28	449,281	386,294,083
1.13%, 02/29/28	142,848	125,042,045
1.13%, 08/31/28	465,250	401,532,906
1.25%, 11/30/26	5,077	4,624,053
1.25%, 12/31/26	63,306	57,598,295
1.25%, 03/31/28	277,304	243,486,351
1.25%, 04/30/28	160,263	140,436,626
1.25%, 05/31/28	143,398	125,361,657
1.25%, 06/30/28	59,364	51,779,032
1.25%, 09/30/28	487,558	422,385,032
1.38%, 10/31/28	516,047	448,779,208
1.50%, 01/31/27	95,680	87,483,663
1.50%, 11/30/28	46,138	40,300,636
1.75%, 12/31/26	95,680	88,406,825
1.75%, 01/31/29	7,183	6,326,476
1.75%, 11/15/29	95,753	83,110,438
1.88%, 02/28/27	142,290	131,368,131
2.00%, 11/15/26	1,432	1,335,004
2.25%, 02/15/27	486,708	455,261,724
2.25%, 08/15/27	435,913	404,138,938
2.25%, 11/15/27	113,797	105,097,661
2.38%, 05/15/27	669,403	625,891,711
2.38%, 03/31/29	64,604	58,565,131
2.38%, 05/15/29	401,482	363,121,828
2.50%, 03/31/27	145,945	137,376,149
2.63%, 05/31/27	162,655	153,270,569
2.63%, 02/15/29	549,061	504,964,263
2.63%, 07/31/29	61,336	56,014,440
2.75%, 04/30/27	231,458	219,315,401
2.75%, 07/31/27	216,579	204,557,363
2.75%, 02/15/28	333,836	313,206,446
2.88%, 05/15/28	251,772	236,803,181
2.88%, 08/15/28	487,912	457,532,044
2.88%, 04/30/29	23,958	22,253,986
3.13%, 08/31/27	111,541	106,661,272
3.13%, 11/15/28	384,496	363,649,202
3.13%, 08/31/29	140,260	131,438,868
3.25%, 06/30/27	115,752	111,370,318
3.25%, 06/30/29	56,184	53,098,175
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.50%, 04/30/28	$102,201	$98,771,774
3.50%, 01/31/30	203,693	194,128,978
3.50%, 04/30/30	77,833	74,056,979
3.63%, 03/31/30	166,051	159,162,477
3.75%, 05/31/30	345,321	333,181,291
3.75%, 06/30/30	150,000	144,667,968
3.88%, 09/30/29	154,973	150,971,841
3.88%, 11/30/29	121,672	118,468,897
3.88%, 12/31/29	211,095	205,463,245
4.00%, 02/29/28	211,006	208,104,865
4.00%, 10/31/29	31,174	30,569,710
4.00%, 02/28/30	274,310	268,641,544
4.00%, 07/31/30	153,090	149,794,977
4.13%, 09/30/27	158,013	156,550,344
4.13%, 10/31/27	133,645	132,407,344
4.13%, 08/31/30	291,055	286,814,534
4.38%, 08/31/28	56,481	56,626,615
4.38%, 11/30/28	190,000	190,712,500
4.38%, 11/30/30	460,000	460,287,500
4.63%, 09/30/30	46,480	47,177,606
4.88%, 10/31/28	111,819	114,562,060
4.88%, 10/31/30	139,778	143,971,134
5.50%, 08/15/28	12,721	13,342,430
U.S. Treasury STRIPS, 0.00%, 02/15/29(a)(b)	33,784	26,961,798
		12,612,290,119
Total Long-Term Investments — 99.1%
(Cost: $13,371,236,559)		12,612,290,119

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	60,270,000	60,270,000

Total Short-Term Securities — 0.5%
(Cost: $60,270,000)		60,270,000

Total Investments — 99.6%
(Cost: $13,431,506,559)		12,672,560,119

Other Assets Less Liabilities — 0.4%		47,801,547
Net Assets — 100.0%		$12,720,361,666

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® 3-7 Year Treasury Bond ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$63,280,000	$—	$(3,010,000	)(a)	$—	$—	$60,270,000	60,270,000	$1,150,823	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments U.S. Government Obligations	$—	$12,612,290,119	$—	$12,612,290,119
Short-Term Securities Money Market Funds	60,270,000	—	—	60,270,000

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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